Grant Revenue	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Grant Revenue [Abstract]
Grant Revenue
7.	GRANT REVENUE
In July 2020, the Company was approved to receive a grant from the Bill & Melinda Gates Foundation in the amount of $3,343. As of September 30, 2021, the Company had received the entire grant award, of which $2,448 was received during the year ended December 31, 2020, and the remaining $895 was received during the nine months ending September 30, 2021. The grant funds are to be used for the sole purpose of research for in vivo gene therapy for sickle cell disease and to explore new, low-cost
capabilities for the in vivo functional cure of sickle cell and or durable suppression of HIV in developing countries. The Company incurred research and development costs of $442 and $1,026 associated with this grant for the nine months ended September 30, 2020, and 2021, respectively. The Company has recognized revenue of $513 and $1,180 in the unaudited condensed consolidated statement of operations for the nine months ended September 30, 2020, and 2021, respectively, and recorded the balance of $1,663 and $1,378 as deferred revenue in the unaudited condensed consolidated balance sheet as of December 31, 2020 and September 30, 2021, respectively. The research supported by this grant is expected to be completed by May 31, 2022.

6.	GRANT REVENUE
In July 2020, the Company was approved to receive a grant from the Bill & Melinda Gates Foundation in the amount of $3,343. As of December 31, 2020, the Company had received $2,448 of the total grant award. The grant funds are to be used for the sole purpose of research for in vivo gene therapy for sickle cell disease and to explore new, low-cost
capabilities for the in vivo functional cure of sickle cell and or durable suppression of HIV in developing countries. The Company incurred research and development costs of $683 associated with this grant for the year ended December 31, 2020. The Company has recognized revenue of $785 in the consolidated statements of operations and recorded the balance of $1,663 as deferred revenue in the consolidated balance sheets as of December 31, 2020. The research supported by this grant is expected be completed by May 31, 2022.